T. ROWE PRICE European Stock Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 2.2%
Common Stocks 2.2%
BAWAG Group  174,917 12,774
Erste Group Bank  162,913 8,474
Total Austria (Cost $15,387) 21,248
DENMARK 6.6%
Common Stocks 6.6%
Coloplast, Class B (1) 66,591 8,657
Novo Nordisk, Class B  409,230 54,220
Total Denmark (Cost $40,542) 62,877
FINLAND 3.7%
Common Stocks 3.7%
Elisa  213,240 9,929
Sampo, Class A  346,968 15,209
Valmet (1) 337,053 9,546
Total Finland (Cost $33,002) 34,684
FRANCE 13.5%
Common Stocks 13.5%
Airbus  123,274 18,655
Edenred  209,956 8,742
EssilorLuxottica  63,737 14,586
Euronext  118,215 11,952
LVMH Moet Hennessy Louis Vuitton  33,997 23,980
Sartorius Stedim Biotech  40,575 8,097
SPIE  234,057 9,047
TotalEnergies  394,461 26,613
Verallia  227,686 6,697
Total France (Cost $112,023) 128,369
GERMANY 18.6%
Common Stocks 18.6%
Allianz  72,419 20,398
Daimler Truck Holding  260,952 10,075

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Deutsche Telekom  896,746 23,457
Infineon Technologies  335,908 11,669
Merck  66,102 11,811
Puma  192,702 9,562
SAP  164,630 34,806
Scout24  129,731 10,256
Siemens  136,525 24,997
Siemens Healthineers  179,065 9,598
Symrise  79,083 9,967
Total Germany (Cost $140,595) 176,596
IRELAND 0.6%
Common Stocks 0.6%
Ryanair Holdings, ADR (USD)  57,000 5,774
Total Ireland (Cost $6,828) 5,774
ITALY 3.2%
Common Stocks 3.2%
De' Longhi  193,607 6,102
Intesa Sanpaolo  3,999,501 16,241
PRADA (HKD)  1,083,400 7,811
Total Italy (Cost $20,537) 30,154
LUXEMBOURG 0.8%
Common Stocks 0.8%
CVC Capital Partners (2) 385,821 7,253
Total Luxembourg (Cost $6,243) 7,253
NETHERLANDS 10.8%
Common Stocks 10.8%
Adyen (2) 6,760 8,269
Akzo Nobel  160,245 9,908
ASML Holding  51,175 47,653
Heineken  136,652 12,127
ING Groep (1) 1,045,918 18,984
Universal Music Group  252,759 6,022
Total Netherlands (Cost $66,180) 102,963

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
NORWAY 2.9%
Common Stocks 2.9%
DNB Bank  587,349 12,135
Equinor  303,777 8,044
Storebrand  720,465 7,231
Total Norway (Cost $26,185) 27,410
PORTUGAL 2.2%
Common Stocks 2.2%
Galp Energia  426,634 8,971
Jeronimo Martins  699,838 12,228
Total Portugal (Cost $18,900) 21,199
SPAIN 3.7%
Common Stocks 3.7%
Amadeus IT Group  244,118 16,078
Iberdrola  1,453,526 19,198
Total Spain (Cost $30,116) 35,276
SWEDEN 5.1%
Common Stocks 5.1%
Assa Abloy, Class B  401,046 12,214
Essity, Class B  469,271 13,194
Sandvik  581,130 11,897
Svenska Cellulosa, Class B (1) 788,532 10,719
Total Sweden (Cost $43,508) 48,024
SWITZERLAND 6.1%
Common Stocks 6.1%
Alcon  152,672 14,455
Cie Financiere Richemont, Class A  94,523 14,418
Julius Baer Group  181,207 9,917
Partners Group Holding  6,724 9,051
Sonova Holding  34,025 10,430
Total Switzerland (Cost $47,199) 58,271

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 18.1%
Common Stocks 18.1%
AstraZeneca  230,725 36,655
BP  3,374,666 19,948
Endava, ADR (USD) (2) 98,732 3,145
Experian  270,682 12,771
Greggs  215,484 8,678
HSBC Holdings  1,548,771 14,085
Informa  851,870 9,520
London Stock Exchange Group  127,320 15,498
National Grid  1,281,601 16,261
Segro  718,376 8,456
Unilever  442,697 27,206
Total United Kingdom (Cost $136,019) 172,223
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 19,665,455 19,665
Total Short-Term Investments (Cost $19,665) 19,665
SECURITIES LENDING COLLATERAL 3.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 31,699,874 31,700
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 31,700
Total Securities Lending Collateral (Cost $31,700) 31,700
Total Investments in Securities  103.5%
(Cost $794,629) $ 983,686
Other Assets Less Liabilities (3.5)% (33,425)
Net Assets 100.0% $ 950,261

T. ROWE PRICE European Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 259++
Totals $ —# $ — $ 259+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 11,612  ¤  ¤ $ 51,365
Total $ 51,365^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $259 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $51,365.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price European Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE European Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE European Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE European Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F79-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,919 $ 923,402 $ — $ 932,321
Short-Term Investments 19,665 — — 19,665
Securities Lending Collateral 31,700 — — 31,700
Total $ 60,284 $ 923,402 $ — $ 983,686